Summary of Principal Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue
Revenues	$ 113,585,589	¥ 790,760,152	¥ 1,326,067,405	¥ 1,712,703,256
Number of criteria to be met for recognition of revenue from one-time commissions | item	2	2
Contract modification		¥ 0	122,700,000
Contract liabilities		¥ 82,957,958	154,910,781
Practical Expedience
Practical Expedient, Incremental cost of obtaining contract [true false]	true	true
Practical Expedient, Nondisclosure of transaction price allocation to remaining performance obligation [true false]	true	true
Related party
Revenue
Revenues	$ 57,871,513	¥ 402,889,899	990,820,793	1,232,785,709
Third party
Revenue
Revenues	55,714,076	387,870,253	335,246,612	479,917,547
One-time commissions
Revenue
Revenues	46,082,605	320,817,881	739,894,527	1,042,685,658
One-time commissions | Related party
Revenue
Revenues	8,722,444	60,723,911	524,315,293	739,901,443
One-time commissions | Third party
Revenue
Revenues	37,360,161	260,093,970	215,579,234	302,784,215
Recurring management fee
Revenue
Revenues	48,943,141	340,732,359	436,947,202	365,045,532
Recurring management fee | Related party
Revenue
Revenues	48,943,141	340,732,359	436,947,202	365,045,532
Recurring service fees
Revenue
Revenues	16,554,289	115,247,648	64,555,866	105,403,427
Recurring service fees | Related party
Revenue
Revenues	205,928	1,433,629	1,256,411	10,081,396
Recurring service fees | Third party
Revenue
Revenues	16,348,361	113,814,019	63,299,455	95,322,031
Other service fees
Revenue
Revenues	2,005,554	13,962,264	84,669,810	199,568,639
Other service fees | Related party
Revenue
Revenues			28,301,887	117,757,338
Other service fees | Third party
Revenue
Revenues	$ 2,005,554	13,962,264	56,367,923	¥ 81,811,301
Contract liabilities within one year
Revenue
Contract liabilities		¥ 77,728,462	¥ 130,669,882
Contract liabilities within one year | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue
Performance obligation, expected timing of satisfaction, period		1 year	1 year
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue
Contract liabilities		¥ 5,229,496	¥ 24,240,899
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Minimum
Revenue
Performance obligation, expected timing of satisfaction, period		1 year	1 year
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Maximum
Revenue
Performance obligation, expected timing of satisfaction, period		2 years	2 years